STOCK-BASED COMPENSATION (10K) (Tables)	12 Months Ended
Dec. 31, 2014
STOCK-BASED COMPENSATION [Abstract]
Restricted Stock Activity
Restricted stock award activity under the Incentive Plan for the year ended December 31, 2014, and changes during the year then ended are presented below:

(In thousands, except per share data)
	Service Shares		Performance Shares
Restricted Stock-Based Compensation Award Activity	Shares	Weighted- Average Grant Date Fair Value	Shares	Weighted- Average Grant Date Fair Value

Non-vested shares at January 1, 2014	188	$5.38	135	$5.15
Granted	130	3.76	60	4.60
Vested	(127)	5.51	(56)	4.60
Forfeited	(12)	5.01	(83)	5.16
Non-vested shares at December 31, 2014	179	$4.13	56	$5.09

Restricted stock award activity under the Incentive Plan for the year ended December 31, 2013, and changes during the year then ended are presented below:

(In thousands, except per share data)
	Service Shares		Performance Shares
Restricted Stock-Based Compensation Award Activity	Shares	Weighted- Average Grant Date Fair Value	Shares	Weighted- Average Grant Date Fair Value

Non-vested shares at January 1, 2013	38	$7.98	—	$—
Granted	188	5.38	135	5.15
Vested	(38)	7.98	—	—
Forfeited	—	—	—	—
Non-vested shares at December 31, 2013	188	$5.38	135	$5.15